Derivative assets and liabilties (Partnership's derivative assets and liabilities, amount of gain/(loss) reclassified from AOCI into income (effective portion)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ 0	$ 0	$ (3)
Amount of Gain (Loss) Recognized in Income on Ineffective Portion	14	21	(8)
Amount of Gain (Loss) Recognized In Income On Derivatives	(216)	6	39
Losses on interest rate derivatives	(12)	(18)	(157)
Embedded Derivatives in Preferred Units [Member] | Other Income (Expenses) [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	4	12	3
Commodity [Member] | Cost of Sales [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	0	0	(3)
Amount of Gain (Loss) Recognized in Income on Ineffective Portion	14	21	(8)
Trading [Member] | Commodity [Member] | Cost of Sales [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	(35)	(11)	(6)
Non Trading [Member] | Commodity [Member] | Cost of Sales [Member]
Amount of Gain (Loss) Recognized In Income On Derivatives	$ (173)	$ 23	$ 199